Income taxes	12 Months Ended
Dec. 31, 2021
Disclosure of Income Taxes [Abstract]
Income taxes
19.	Income taxes

(a)	Provision for income taxes

	Year Ended
	December 31,
	2021	2020

Income (loss) before income taxes	$2,589,964	$(5,826,526)
Combined statutory income tax rate	27.00%	27.00%

Income tax benefit at the statutory tax rate	699,291	(1,573,162)
Non-deductible expenses	273,784	119,543
Share based compensation	1,304,058	336,839
Tax asset recognized	-	(71,801)
Effect of lower tax rate of subsidiary	(103,388)	-
Change in deferred tax rates	-	18,682
Other	126,874	1,497
Temporary difference unrecognized	-	532,589
Deferred Income tax (recovery) provision	$2,300,619	$(635,813)

Current income taxes in the income statement	$127,340	$-

Composition of deferred income taxes in the income statement
Inception and reversal of temporary differences	$2,089,839	$(1,168,402)
Deductible temporary differences unrecognized	-	532,589
Prior period adjustment	83,440	-

Deferred Income tax (recovery) provision	$2,173,279	$(635,813)

Total income tax expense (recovery) for the year	$2,300,619	$(635,813)

(b)	Deferred income tax

Movement of deferred income tax in 2021

	January 1, 2021	Profit or loss	Other Comprehensive Income	Equity	December 31, 2021

Property, plant and equipment	$(755,431)	$(1,026,336)	$-	$-	$(1,781,767)
Right of use assets	(630,826)	87,584	-	-	(543,242)
Digital currencies	(701,451)	-	(346,308)	-	(1,047,759)
Lease liabilities	665,439	(665,439)	-	-	-
Stock based compensation	-	638,992	-	70,482	709,474
Non-capital losses	1,356,631	(1,208,080)	-	-	148,551

Total	$(65,638)	$(2,173,279)	$(346,308)	$70,482	$(2,514,743)

Movement of deferred income tax in 2020

	January 1, 2020	Profit or loss	Other Comprehensive Income	Equity	December 31, 2020

Property, plant and equipment	$-	$(755,431)	$-	$-	$(755,431)
Right of use assets	-	(630,826)	-	-	(630,826)
Digital currencies	-	-	(701,451)	-	(701,451)
Lease liabilities	-	665,439	-	-	665,439
Non-capital losses	-	1,356,631	-	-	1,356,631

Total	$-	$635,813	$(701,451)	$-	$(65,638)

As at December 31, 2021 and 2020, deductible timing differences available in Canada for which the Company has not recognized deferred tax asset are as follows:

	As at December 31,	As at December 31,
	2021	2020
Property, plant and equipment	$-	$26,402,452
Share issue costs	529,320	758,041
Capital losses carried forward	-	123,757
Operating losses carried forward, expiring in 2041	2,359,944	433,285
	$2,889,264	$27,717,535

The ability to realize the tax benefits is dependent upon a number of factors, including the future profitability of operations. Deferred tax assets are recognized only to the extent that it is probable that sufficient taxable profits will be available to allow the asset to be recovered.